Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Net Income (loss) For The Year	$ (6,733,076)	$ (3,123,799)	$ (6,028,228)
Weighted Average Number Of Shares Outstanding For The Year
Basic	65,602,875	64,658,380	64,409,170
Diluted	65,602,875	64,658,380	64,409,170
Net Income (loss) Per Share - Basic	$ (0.10)	$ (0.05)	$ (0.09)
Net Income (loss) Per Share - Diluted	$ (0.10)	$ (0.05)	$ (0.09)